Note 10 - Noncontrolling Interest - Clyra Medical - Schedule of Lease Maturity (Details) - Clyra Medical [Member] $ in Thousands	Dec. 31, 2025 USD ($)
December 31, 2026	$ 150
December 31, 2027	150
December 31, 2028	150
Total minimum lease payments	450
Less imputed interest	(90)
Finance Lease, Liability	$ 360